Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, granted	493,990	3,269,160	0
Total share-based compensation expense	$ 9,900,000	$ 0	$ 0
Share-based compensation capitalized costs	$ 0	0	$ 0
Service Period From Grant Date Through December 31, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		3,600,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year 9 months 18 days
Total share-based compensation expense	$ 3,500,000
Unamortized amount of share-based compensation expense	$ 2,800,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years 1 month 6 days
Total share-based compensation expense	$ 6,400,000
Total unrecognized cost related to non-vested stock option awards	7,300,000	$ 0
Cost of Goods Sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	1,500,000
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 8,400,000
2015 Stock Option and Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
2015 Stock Option and Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years